CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash	$ 2,980	$ 2,599	$ 12,180
Restricted cash	74,510	89,432	61,138
Accounts receivable, net of allowance for credit losses	958	1,076	859
Cash due from gateways, net of allowance	0	88	12,834
Prepaid and other current assets	1,387	2,189	2,854
Total current assets	79,835	95,384	89,865
Non-current Assets:
Property and equipment, net	131	165	306
Goodwill	19,637	18,856	26,753
Intangible assets, net	2,969	1,802	5,059
Operating lease right-of-use assets, net	3,140	3,425	4,279
Other assets	2,361	2,644	2,403
Total non-current assets	28,238	26,892	38,800
Total assets	108,073	122,276	128,665
Current Liabilities:
Accounts payable	4,245	3,515	1,819
Accrued liabilities	7,467	8,146	5,755
Payment processing liabilities, net	76,089	90,802	76,772
Note payable (Note 7)	15,000	0
Current portion of operating lease liabilities	875	839	692
Other current liabilities	238	240	504
Total current liabilities	103,914	103,542	85,542
Long term debt, net of debt discount	4,594	17,363	15,912
Operating lease liabilities, less current portion	2,647	2,863	3,720
Total liabilities	111,155	123,768	105,174
Commitments and contingencies (Note 14)	0	0
Stockholders’ Equity/(Deficit):
Preferred stock value	0	1	1
Common stock value	8	8	6
Additional paid-in capital	179,222	179,157	175,664
Accumulated other comprehensive income	(149)	(1,251)	401
Accumulated deficit	(182,163)	(179,407)	(152,581)
Total stockholders’ equity	(3,082)	(1,492)	23,491
Total liabilities and stockholders’ equity	$ 108,073	$ 122,276	$ 128,665